UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

100 FIRST STAMFORD PLACE, SUITE 403

STAMFORD, CONNECTICUT 06902

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

State Street Bank and Trust Company

Kristin Person, Esq.

One Congress Street

Boston, Massachusetts 02114

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2025

Item 1: Shareholder Report

(a)	The Report to Shareholders is attached herewith.

Renaissance International IPO ETF

Semi-Annual Shareholder Report

March 31, 2025

Ticker: IPOS

Principal Listing Exchange: NYSE Arca, Inc.

Fund Overview

This semi-annual shareholder report contains important information about the Renaissance International IPO ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance International IPO ETF	$39	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics (as of 3/31/2025)

Fund Stats	Fund Stats
Total Net Assets	$3,860,358
# of Portfolio Holdings	34
Portfolio Turnover Rate	37%

What did the Fund invest in? (as of 3/31/2025)

Top Ten Holdings (as a % of Net Assets)

Top 10	Value
Galderma Group AG	10.7%
Dr. Ing hc F Porsche AG- (Preference Shares)	7.4%
GoTo Gojek Tokopedia Tbk. PT	6.7%
J&T Global Express Ltd.	6.4%
Zhejiang Leapmotor Technology Co. Ltd.	5.6%
CVC Capital Partners PLC	5.4%
Amman Mineral Internasional PT	5.3%
Midea Group Co. Ltd.	4.5%
Rakuten Bank Ltd.	4.4%
Lottomatica Group SpA	4.4%

Industry Weightings (as a % of Net Assets)

Industry	Value
Automobiles	13.0%
Pharmaceuticals	10.7%
Air Freight & Logistics	7.3%
Semiconductors & Semiconductor Equipment	7.2%
Broadline Retail	6.7%
Banks	6.0%
Metals & Mining	5.7%
Capital Markets	5.4%
Household Durables	4.5%
Hotels, Restaurants & Leisure	4.4%
Others	28.4%
Cash	0.7%

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, is available on the Fund's website at http://etfs.renaissancecapital.com/document-center? tab=regulatory and https://etfs.renaissancecapital.com/document-center?tab=holdings or by scanning the QR code.

Renaissance International IPO ETF

Semi-Annual Shareholder Report

March 31, 2025

Ticker: IPOS

Renaissance IPO ETF

Semi-Annual Shareholder Report

March 31, 2025

Ticker: IPO

Principal Listing Exchange: NYSE Arca, Inc.

Fund Overview

This semi-annual shareholder report contains important information about the Renaissance IPO ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.

What were the Fund costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance IPO ETF	$28	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics (as of 3/31/2025)

Fund Stats	Fund Stats
Total Net Assets	$129,677,677
# of Portfolio Holdings	29
Portfolio Turnover Rate	50%

What did the Fund invest in? (as of 3/31/2025)

Top Ten Holdings (as a % of Net Assets)

Top 10	Value
Kenvue, Inc.	10.6%
Corebridge Financial, Inc.	9.8%
ARM Holdings PLC, ADR	9.1%
Astera Labs, Inc.	6.6%
Maplebear, Inc.	5.4%
Cava Group, Inc.	5.1%
NEXTracker, Inc., Class A	4.8%
Kaspi.KZ JSC, ADR	4.4%
Tempus AI, Inc.	4.1%
Standardaero, Inc.	4.0%

Industry Weightings (as a % of Net Assets)

Industry	Value
Semiconductors & Semiconductor Equipment	15.7%
Personal Care Products	10.6%
Financial Services	9.8%
Software	9.0%
Hotels, Restaurants & Leisure	8.8%
Aerospace & Defense	7.2%
Consumer Staples Distribution & Retail	5.4%
Textiles, Apparel & Luxury Goods	5.3%
Electrical Equipment	4.8%
Consumer Finance	4.4%
Others	18.9%
Cash	0.1%

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, is available on the Fund's website at http://etfs.renaissancecapital.com/document-center? tab=regulatory and https://etfs.renaissancecapital.com/document-center?tab=holdings or by scanning the QR code.

Renaissance IPO ETF

Semi-Annual Shareholder Report

March 31, 2025

Ticker: IPO

(b)	Not applicable.

Item 2. Code of Ethics

(a)	Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

Renaissance IPO ETF

Renaissance International IPO ETF

2025 Semi-Annual Financial Statements and Additional Information

March 31, 2025

Renaissance Capital LLC

Contents

Portfolio of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Other Information	18
Changes in and Disagreements with Accountants (N-CSR Item 8)	18
Proxy Disclosures (N-CSR Item 9)	18
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)	18
Renewal of Investment Advisory Agreement (N-CSR Item 11)	18

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please visit our website at etfs.renaissancecapital.com/docs/renaissance-ipo-etfs-prospectus.pdf or call (866) 486-6645. Read the prospectus or summary prospectus carefully before investing.

Renaissance IPO ETF
Portfolio of Investments (Unaudited)

March 31, 2025

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	COMMUNICATION SERVICES - 2.8%
	Interactive Media & Services - 2.8%
34,160	Reddit, Inc. - Class A *	$3,583,384

	CONSUMER DISCRETIONARY - 16.8%
	Automobile Components - 1.9%
174,649	Mobileye Global, Inc. - Class A *	2,514,072

	Automobiles - 0.8%
41,858	ZEEKR Intelligent Technology Holding Ltd. - ADR * (a)	1,008,359

	Hotels, Restaurants & Leisure - 8.8%
75,901	Cava Group, Inc. *	6,558,606
121,931	Viking Holdings Ltd. *	4,846,757
		11,405,363
	Textiles, Apparel & Luxury Goods - 5.3%
123,593	Amer Sports, Inc. *	3,303,641
77,140	Birkenstock Holding PLC *	3,536,869
		6,840,510
		21,768,304
	CONSUMER STAPLES - 16.8%
	Consumer Staples Distribution & Retail - 5.4%
175,616	Maplebear, Inc. *	7,005,322

	Food Products - 0.8%
50,318	Smithfield Foods, Inc. *	1,025,984

	Personal Care Products - 10.6%
572,925	Kenvue, Inc.	13,738,742
		21,770,048
	ENERGY - 1.1%
	Oil, Gas & Consumable Fuels - 1.1%
137,775	Venture Global, Inc. - Class A	1,419,082

	FINANCIALS - 14.2%
	Consumer Finance - 4.4%
60,678	Kaspi.KZ JSC - ADR	5,633,952

	Financial Services - 9.8%
404,028	Corebridge Financial, Inc.	12,755,164
		18,389,116
	HEALTH CARE - 5.0%
	Health Care Equipment & Supplies - 0.9%
79,327	Bausch & Lomb Corp. *	1,150,241

	Life Sciences Tools & Services - 4.1%
111,441	Tempus AI, Inc. * (a)	5,375,914
		6,526,155
	INDUSTRIALS - 15.0%
	Aerospace & Defense - 7.2%
58,216	Loar Holdings, Inc. *	4,112,961
193,763	Standardaero, Inc. *	5,161,846
		9,274,807
	Electrical Equipment - 4.8%
149,122	NEXTracker, Inc. - Class A *	6,284,001

	Professional Services - 3.0%
69,006	UL Solutions, Inc. - Class A	3,891,938
		19,450,746

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 1

Renaissance IPO ETF
Portfolio of Investments (Unaudited)

March 31, 2025 (Continued)

Shares		Value (US$)
	INFORMATION TECHNOLOGY - 24.7%
	Semiconductors & Semiconductor Equipment - 15.7%
110,806	ARM Holdings PLC - ADR * (a)	$11,832,973
143,619	Astera Labs, Inc. *	8,569,746
		20,402,719
	Software - 9.0%
107,766	Klaviyo, Inc. - Class A *	3,260,999
82,416	Onestream, Inc. *	1,758,757
39,364	Pony AI, Inc. - ADR *	347,191
55,935	Rubrik, Inc. - Class A *	3,410,916
49,761	SailPoint, Inc. *	933,019
19,918	ServiceTitan, Inc. - Class A *	1,894,401
		11,605,283
		32,008,002
	REAL ESTATE - 3.5%
	Industrial REIT’s - 3.5%
78,339	Lineage, Inc.	4,593,016

	TOTAL COMMON STOCKS (Cost - $142,271,620)	129,507,853

	SHORT-TERM INVESTMENTS - 7.8%
10,092,522	State Street Navigator Securities Lending Government Money Market Portfolio (b)	10,092,522

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,092,522)	10,092,522

	TOTAL INVESTMENTS - 107.7% (Cost - $152,364,142) (c)	$139,600,375
	LIABILITIES LESS OTHER ASSETS - (7.7)%	(9,922,698)

	NET ASSETS - 100.0%	$129,677,677

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of March 31, 2025, the market value of securities loaned was $10,405,826. The loaned securities were secured with cash collateral of $10,092,522 and non-cash collateral with a value of $624,804. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $152,364,142. At March 31, 2025, net depreciation for all securities was $12,763,767. This consists of aggregate gross unrealized appreciation of $5,720,416 and aggregate gross unrealized depreciation of $18,484,183.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2

Renaissance International IPO ETF
Portfolio of Investments (Unaudited)

March 31, 2025

Shares		Value (US$)
	COMMON STOCKS - 99.3%
	CHINA - 31.5%
12,200	China Resources Beverage Holdings Co. Ltd. *	$22,640
5,800	China Tourism Group Duty Free Corp. Ltd. - Class H (a)	36,262
58,200	Horizon Robotics, Inc. * (a)	49,887
341,000	J&T Global Express Ltd. * (a)	248,033
1,400	Laopu Gold Co. Ltd. - Class H * (a)	131,158
3,400	Mao Geping Cosmetics Co. Ltd. *	43,322
17,000	Midea Group Co. Ltd. *	172,590
15,300	Onewo, Inc. - Class H	44,830
6,600	SF Holding Co. Ltd. - Class H *	32,612
2,400	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. * (a)	89,690
5,600	Tianqi Lithium Corp. - Class H (a)	17,488
15,000	WuXi XDC Cayman, Inc. *	85,588
33,537	Zhejiang Leapmotor Technology Co. Ltd. *	216,571
27,000	ZJLD Group, Inc. (a)	24,115
		1,214,786
	GERMANY - 10.8%
5,753	Dr. Ing hc F Porsche AG - (Preference Shares)	285,842
2,033	IONOS Group SE *	56,166
1,834	Schott Pharma AG & Co. KGaA	46,682
1,411	Springer Nature AG & Co. KGaA *	28,836
		417,526
	INDONESIA - 12.4%
624,700	Amman Mineral Internasional PT *	202,763
51,944,487	GoTo Gojek Tokopedia Tbk. PT *	260,350
421,600	Trimegah Bangun Persada Tbk. PT	17,567
		480,680
	ITALY - 4.4%
8,358	Lottomatica Group SpA	168,188

	JAPAN - 17.4%
4,200	Kioxia Holdings Corp. *	66,869
6,100	Kokusai Electric Corp. (a)	98,542
4,000	Rakuten Bank Ltd. *	171,585
2,200	SBI Sumishin Net Bank Ltd.	59,624
9,300	Socionext, Inc. (a)	110,646
13,700	Tokyo Metro Co. Ltd. (a)	165,872
		673,138
	LUXEMBOURG - 7.6%
10,496	CVC Capital Partners PLC *	206,841
15,883	Zabka Group SA *	84,831
		291,672
	SPAIN - 2.3%
5,140	Puig Brands SA - Class B *	87,481

	SWITZERLAND - 10.7%
3,904	Galderma Group AG *	412,905

	THAILAND - 1.1%
132,021	Thai Life Insurance PCL	44,364

	TURKEY - 1.1%
14,660	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	43,886

	TOTAL COMMON STOCKS (Cost - $4,300,761)	3,834,626

	TOTAL INVESTMENTS - 99.3% (Cost - $4,300,761) (b)	$3,834,626
	LIABILITIES LESS OTHER ASSETS - 0.7%	25,732

	NET ASSETS - 100.0%	$3,860,358

*	Non-income producing security.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 3

Renaissance International IPO ETF
Portfolio of Investments (Unaudited)

March 31, 2025 (Continued)

(a)	Securities (or a portion of the security) on loan. As of March 31, 2025, the market value of securities loaned was $822,778. The loaned securities were secured with non cash collateral with a value of $898,875. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $4,300,761. At March 31, 2025, net depreciation for all securities was $466,135. This consists of aggregate gross unrealized appreciation of $498,512 and aggregate gross unrealized depreciation of $964,647.

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 4

Renaissance IPO ETFs

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	Renaissance IPO ETF	Renaissance International IPO ETF
Assets
Investment Securities
At Cost	$152,364,142	$4,300,761
At Value*	139,600,375	3,834,626
Cash	212,672	22,668
Receivable for Investments Sold	1,697,595	—
Dividends Receivable	54,785	9,227
Total Assets	141,565,427	3,866,521

Liabilities
Payable Upon Receipt of Securities Loaned	10,092,522	—
Due to Custodian	—	3,443
Payable for Investments Purchased	1,725,509	—
Accrued Management Fees	69,719	2,720
Total Liabilities	11,887,750	6,163
Net Assets	$129,677,677	$3,860,358

Net Assets Consist of:
Paid-in-Capital	$400,313,749	$19,060,978
Distributable earnings (Accumulated Loss)	(270,636,072)	(15,200,620)
Total Net Assets	$129,677,677	$3,860,358

Net Asset Value Per Share	$37.59	$12.87
Shares Outstanding (Unlimited Amount Authorized)	3,450,000	300,001
	$10,405,826	$822,778

*	Includes Investments in Securities on Loan, at Value

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 5

Renaissance IPO ETFs

Statements of Operations

For the Six-Month Period Ended March 31, 2025 (Unaudited)

	Renaissance IPO ETF	Renaissance International IPO ETF
Investment Income
Dividends (Net of Foreign Tax Withheld of $0 and $3,620, respectively)	$746,948	$19,810
Securities Lending Income, Net of Rebates Received or Paid to Borrowers	115,257	9,450
Total Investment Income	862,205	29,260
Expenses
Management Fees	460,161	16,875
Total Expenses	460,161	16,875
Net Investment Income (Loss)	402,044	12,385
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investments	(11,355,323)	(524,736)
Net Realized Gain (Loss) on In-Kind Transactions	7,276,633	93,247
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(2,641)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,293,456)	249,799
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	(34)
Net Realized and Unrealized Gain (Loss)	(18,372,146)	(184,365)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,970,102)	$(171,980)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 6

Renaissance IPO ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations
Net Investment Income (Loss)	$402,044	$225,064
Net Realized Gain (Loss)	(4,078,690)	(7,369,938)
Net Change in Unrealized Appreciation (Depreciation)	(14,293,456)	55,042,461
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,970,102)	47,897,587
Distributions to Shareholders From
Retained Earnings	(369,478)	(65,453)
Fund Share Transactions
Proceeds from Shares Sold	24,493,974	19,151,291
Cost of Shares Redeemed	(28,627,417)	(100,252,082)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(4,133,443)	(81,100,791)
Total Increase (Decrease) in Net Assets	(22,473,023)	(33,268,657)
Net Assets
Beginning of Period	152,150,700	185,419,357
End of Period	$129,677,677	$152,150,700
Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	550,000	500,000
Number of Shares Redeemed	(650,000)	(2,750,000)
Net Increase (Decrease) in Fund Shares	(100,000)	(2,250,000)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 7

Renaissance International IPO ETF

Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Operations
Net Investment Income (Loss)	$12,385	$45,548
Net Realized Gain (Loss)	(434,130)	(1,969,552)
Net Change in Unrealized Appreciation (Depreciation)	249,765	1,840,045
Net Increase (Decrease) in Net Assets Resulting from Operations	(171,980)	(83,959)
Distributions to Shareholders From
Retained Earnings	(7,154)	(37,066)
Fund Share Transactions
Cost of Shares Redeemed	(637,971)	(1,407,276)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(637,971)	(1,407,276)
Total Increase (Decrease) in Net Assets	(817,105)	(1,528,301)
Net Assets
Beginning of Period	4,677,463	6,205,764
End of Period	$3,860,358	$4,677,463
Increase (Decrease) in Fund Shares Issued
Number of Shares Redeemed	(50,000)	(100,000)
Net Increase (Decrease) in Fund Shares	(50,000)	(100,000)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 8

Renaissance IPO ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2025		Year Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net Assets Value, Beginning of Period	$42.86		$31.97	$28.39	$64.33	$52.05	$28.24
Investment Operations
Net Investment Income (Loss)(1)	0.12		0.05	0.05	(0.13)	(0.19)	(0.08)
Net Realized and Unrealized Gain (Loss)	(5.28)		10.86	3.53	(35.81)	12.46	24.02
Total from Investment Operations	(5.16)		10.91	3.58	(35.94)	12.27	23.94
Other Capital(1)	0.00		0.00	0.00	0.00	0.01	0.00
Distribution to Shareholders From Net Investment Income	(0.11)		(0.02)	—	—	—	(0.13)
Net Asset Value, End of Period	$37.59		$42.86	$31.97	$28.39	$64.33	$52.05

Total Return(2)	(11.87)%		34.12%	12.62%	(55.87)%	23.59%	85.18%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$129,678		$152,151	$185,419	$156,123	$498,533	$226,403
Ratio of Net Expenses to Average Net Assets	0.60	%(3)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.52	%(3)	0.13%	0.18%	(0.28)%	(0.30)%	(0.21)%
Portfolio Turnover Rate(4)	50%		123%	60%	57%	156%	152%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)	Annualized.

(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 9

Renaissance International IPO ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2025		Year Ended September 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net Assets Value, Beginning of Period	$13.36		$13.79	$14.57	$30.08	$32.21	$21.57
Investment Operations
Net Investment Income (Loss)(1)	0.04		0.12	0.09	(0.01)	0.02	0.42
Net Realized and Unrealized Gain (Loss)	(0.51)		(0.44)	(0.82)	(15.50)	(1.95)	10.27
Total from Investment Operations	(0.47)		(0.32)	(0.73)	(15.51)	(1.93)	10.69
Distribution to Shareholders From Net Investment Income	(0.02)		(0.11)	(0.05)	—	(0.13)	(0.05)
From Realized Gain on Investments	—		—	—	—	(0.07)	—
Net Asset Value, End of Period	$12.87		$13.36	$13.79	$14.57	$30.08	$32.21

Total Return(2)	(2.92)%		(2.32)%	(5.04)%	(51.57)%	(6.09)%	49.65%

Ratios and Supplemental Data
Net Assets, End of Period (000s)	$3,860		$4,677	$6,206	$8,741	$24,066	$38,653
Ratio of Net Expenses to Average Net Assets	0.80	%(3)	0.80%	0.80%	0.81%	0.80%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.59	%(3)	0.87%	0.56%	(0.03)%	0.06%	1.46%
Portfolio Turnover Rate(4)	37%		81%	68%	118%	137%	127%

(1)	Calculated using average shares method.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)	Annualized.

(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

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renaissance IPO ETFs

Notes to Financial Statements

For the Six-Month Period Ended March 31, 2025 (Unaudited)

The Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware statutory Trust, each operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Funds. The shares of the Funds are referred to herein as “Shares.” The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETFs”). As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

A. FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B. SECURITY VALUATION: The values of the Funds’ securities for which market quotations are readily available as defined in Rule 2a-5 under the 1940 Act are based on the securities’ last quoted sales prices on their principal exchanges. In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with Valuation Procedures, approved by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available, the Board has designated Renaissance Capital LLC (the ”Adviser” or “Valuation Designee”) as the Valuation Designee. The Funds’ Administrator, State Street Bank and Trust Company, assists the Valuation Designee with its responsibilities as set forth in the Valuation Procedures. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes

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renaissance IPO ETFs

Notes to Financial Statements

For the Six-Month Period Ended March 31, 2025 (Unaudited) (Continued)

of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase generally are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative bid and ask prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Money market-type instruments that at a valuation time have a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium), unless the Valuation Designee believes another valuation is more appropriate. Municipal daily or weekly variable rate demand instruments may be priced at par plus accrued interest. Investments in money market funds are valued at that day’s published NAV. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that as fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of March 31, 2025:

Renaissance IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$129,507,853	$—	$—	$129,507,853
Short-Term Investments	10,092,522	—	—	10,092,522
Total Investments	$139,600,375	$—	$—	$139,600,375

Renaissance International IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$3,834,626	$—	$—	$3,834,626
Total Investments	$3,834,626	$—	$—	$3,834,626

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. During the six-month period ended March 31, 2025, there were no transfers between levels.

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renaissance IPO ETFs

Notes to Financial Statements

For the Six-Month Period Ended March 31, 2025 (Unaudited) (Continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and at the end of the period.

Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2024	$119
Change in Unrealized Appreciation (Depreciation)	(119)
Balance as of March 31, 2025	$—

C. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

D. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

E. RECENT ACCOUNTING PRONOUNCEMENTS: In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

2. FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to relieve them from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Funds’ 2024 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

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renaissance IPO ETFs

Notes to Financial Statements

For the Six-Month Period Ended March 31, 2025 (Unaudited) (Continued)

A. DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S. federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

3. FEES AND EXPENSES

A. MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administrative Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administrative Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administrative Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administrative Agreement, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administrative Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, acquired fund fees and expenses, interest and extraordinary expenses (such as litigation and indemnification expenses).

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year. No Rule 12b- 1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

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renaissance IPO ETFs

Notes to Financial Statements

For the Six-Month Period Ended March 31, 2025 (Unaudited) (Continued)

4. SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $300 per Creation Unit for the Renaissance IPO ETF and $750 per Creation Unit for the Renaissance International IPO ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Variable transaction fees are received by the Trust and are used to defray trading costs. These amounts are included in Other Capital on the Statements of Changes in Net Assets. Fixed transaction fees are received by the Custodian.

For the six-month period ended March 31, 2025, the Renaissance IPO ETF had in-kind contributions of $24,493,974 and in-kind redemptions of $28,627,417. For the six-month period ended March 31, 2025, the Renaissance International IPO ETF had in-kind contributions of $0 and in-kind redemptions of $637,971.

The in-kind contributions and in-kind redemptions shown above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts shown above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transaction.

5. INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

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renaissance IPO ETFs

Notes to Financial Statements

For the Six-Month Period Ended March 31, 2025 (Unaudited) (Continued)

For the six-month period ended March 31, 2025, the Renaissance IPO ETF made purchases with a cost of $75,790,556 and sales with proceeds of $75,704,759 of investment securities (excluding short-term securities and in-kind transactions of $24,488,839 in purchases and $28,627,072 in sales) and the Renaissance International IPO ETF made purchases with a cost of $1,549,903 and sales with proceeds of $1,564,098 of investment securities (excluding short-term securities and in-kind transactions of $0 in purchases and $634,445 in sales).

7. SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% for U.S. securities and 105% for international securities of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds) or become insolvent. The Funds may pay fees to the party arranging the loan of securities. In addition, the Funds will bear the risk of loss of any cash collateral that it invests. The Funds will then invest the cash collateral received in the State Street Navigator Securities Lending Government Money Market Portfolio, and record a liability for the return of the collateral, during the period the securities are on loan. The Funds are subject to a lending limit of 33⅓% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income, net of rebates received or paid to borrowers.

See the Portfolio of Investments for information about the value of the securities on loan and their related collateral. The loaned securities are subject to enforceable netting arrangements and as of March 31, 2025, the value of the related collateral exceeded the value of the securities loaned.

		Gross Amounts not offset in the Statement of Financial Position
Securities Lending	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments		Collateral Pledged (Received)	Net Amount
Renaissance IPO ETF	$10,092,522	$—	$10,092,522	$10,092,522	(a)	$—	$—

(a) Collateral for securities on loan is included in the Schedule of Investments

The following table represents the amount of payables for cash collateral received on securities on loan as shown on the Statements of Assets and Liabilities as of March 31, 2025:

Renaissance IPO ETF	Remaining Contractual Maturity of the Agreements As of March 31, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$10,092,522	$—	$—	$—	$10,092,522
Total Borrowings	$10,092,522	$—	$—	$—	$10,092,522
Gross amount of recognized liabilities for securities lending transactions					$10,092,522

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renaissance IPO ETFs

Notes to Financial Statements

For the Six-Month Period Ended March 31, 2025 (Unaudited) (Continued)

8. PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. The Funds are subject to the principal investment risks noted below, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. MARKET RISK. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money. In addition, regional, national or global events such as regulatory changes, recessions, banking instability, shifts in monetary or trade policies could have a significant negative impact on securities markets and the Funds’ investments. Any of these events may lead to unexpected suspensions or closures of securities exchanges, business disruptions and closures, and reduced or disrupted operations for the Funds’ service providers or issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing.

B. CONCENTRATION RISK. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

C. SECURITIES LENDING RISK. The Funds may engage in securities lending. Securities lending involves the risk that the Funds may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

9. SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Renaissance IPO ETFs

Other Information

For the Six-Month Period Ended March 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

During the six-month period ended March 31, 2025, there were no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)

During the six-month period ended March 31, 2025, there were no matters submitted to a vote of security holders through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)

The Adviser does not pay any remuneration to any Trustees who serve as Interested Trustees.

Renewal of Investment Advisory Agreement (N-CSR Item 11)

At a meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of Renaissance Capital Greenwich Funds (the “Trust”) held on November 15, 2024, the Board, including the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Renaissance Capital LLC (the “Adviser”) and the Trust, on behalf of the Renaissance IPO ETF and Renaissance International IPO ETF (the “Funds”).

In connection with considering the approval of the continuance of the Advisory Agreement, the Independent Trustees met in executive session with counsel (“Counsel”) to discuss the continuance of the Advisory Agreement and the information provided in connection with the renewal. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreement, reviewed the information provided by the Adviser in connection with its consideration of the continuation of the Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving such an agreement.

In considering whether to approve the continuation of the Advisory Agreement for an additional year, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting and other information from Counsel and from the Adviser, including: (i) a copy of the Advisory Agreement; (ii) information describing the nature, quality and extent of the services that the Adviser provided to the Funds; (iii) information concerning the Adviser’s financial condition, profitability, business, operations, portfolio management team and compliance programs; (iv) information describing each Fund’s advisory fee and expenses; and (v) a memorandum from Counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board considered the information presented at Board meetings over the last year. In addition, the Board considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the performance, advisory fees and expenses of the Funds with the performance, advisory fees and expenses of the peer group.

The Board, including the Independent Trustees, considered the following factors during their deliberations: (1) the nature, extent and quality of services provided by the Adviser; (2) the investment performance of each Fund and the Adviser; (3) comparison of fees charged by the Adviser and other investment advisers to similar funds, and the cost of services provided and the profits realized by the Adviser and its affiliates; (4) the extent to which economies of scale were realized as each Fund grew; (5) whether the fee levels reflected these economies of scale; (6) the depth of experience and knowledge of the Adviser with respect to the IPO market; and (7) “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds, among other factors deemed relevant by the Board. No one factor was determinative in the Board’s deliberative process, and the Trustees may have assigned different weight to different factors in arriving at their conclusions.

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Renaissance IPO ETFs

Other Information

For the Six-Month Period Ended March 31, 2025 (Unaudited) (Continued)

The Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

Nature, Extent and Quality of Services Provided by the Adviser. The Board reviewed the services that the Adviser provides to the Funds, including, but not limited to, managing the day-to-day investment of the assets of the Funds in accordance with the stated investment objective and policies of each Fund. The Board reviewed the professional personnel of the Adviser and discussed their qualifications. On this basis, the Board concluded that they were satisfied with the nature, extent and quality of the services provided by the Adviser.

Investment Performance of the Funds and the Adviser. The Board considered the Funds’ performance history and market conditions over the last year. The Board considered that each Fund had closely tracked its respective underlying index. The Board considered tracking error data provided by the Adviser to the Board for the Meeting and at prior meetings. The Board also considered information about the premium/discount history of the Funds provided by the Adviser to the Board for the Meeting and at prior meetings, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value of the Funds, and by how much, measured in basis points. The Board reviewed the performance of each Fund as compared to the performance of the peer group, noting certain differences among the funds included in the peer group. The Board concluded that they were satisfied with the investment performance of the Funds under the Adviser’s management, including the tracking error of the Funds.

Costs of Advisory Services. The Board reviewed the report of the advisory fee and expenses of each Fund as compared to the advisory fees and expenses of the peer group. The Trustees noted the Funds’ unitary fee structure. The Board considered the peer group report and concluded that each Fund’s respective advisory fee and expenses were comparable to the peer group, in light of the unique nature of the Funds as IPO-focused funds and their use of a unitary fee structure versus an unbundled fee structure used by certain of the peers. In addition, the Board considered “fall-out” or ancillary benefits derived by the Adviser and its affiliates from their relationship with the Funds. After review of this information, the Board concluded that each Fund’s advisory fee and expenses were reasonable.

Profitability. The Board considered the level of profitability of the Adviser from its relationship with the Funds. The Board concluded that the Adviser’s current level of profitability was reasonable.

Economies of Scale. The Board reviewed each Fund’s current asset level and concluded that the Funds had not yet reached the level where economies of scale could be achieved.

Conclusion. Based on their deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement were fair and reasonable; (b) concluded that each Fund’s advisory fee and expenses were reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to continue the Advisory Agreement for another year.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 19

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of security holders through the solicitation of proxies or otherwise during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Management Contract is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable for semi-annual reports.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed.

Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5) Change in Registrant’s independent public accountant.

Not applicable.

(b) The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:	/s/ William K. Smith
William K. Smith,
President, Treasurer,
Principal Executive Officer and
Principal Financial Officer

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith,
President, Treasurer,
Principal Executive Officer and
Principal Financial Officer

Date:	May 29, 2025